CAPITAL STOCK (Narrative) (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2024 USD ($) Share $ / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 USD ($) Share $ / shares shares	Dec. 31, 2022 CAD_Per_USD Share $ / shares	Dec. 31, 2022 USD ($) CAD_Per_USD Share	Dec. 31, 2024 USD ($) Share shares	Dec. 31, 2023 USD ($) Share
Number of share options exercisable | Share		710,000		910,000
Exercise price of options expired | $ / shares		$ 0.78		$ 0.53
Share-based expense		$ 165,510		$ 129,490		$ 163,051
Closing foreign exchange rate | CAD_Per_USD					1.3544	1.3544
Repurchase of RSUs		34,431		66,073		$ 81,075
Payments for repurchase of RSUs		32,625		25,288		35,269
Gain on repurchase of RSU's		$ 6,030		$ 40,785		45,806
RSU liability							$ 18,730	$ 22,953
Class A, convertible, voting, preferred shares [Member]
Number of shares authorised | shares							5,000,000
Capital Stock [Member]
Shares issued for RSUs (Shares) | shares		716,664		123,336
Shares issued for RSUs		$ 152,020		$ 60,400
Stock options [Member]
Description of stock option plan		Under the Plan, the Company is authorized to issue options to purchase an aggregate of up to 10% of the Company's issued and outstanding common shares.
Weighted average remaining contractual life of outstanding share options		6 months 7 days		1 year 1 month 24 days
Share-based expense		$ 0		$ 0		7,733
Restricted share units [Member]
Share-based expense		$ 165,510		$ 129,490		$ 155,318
Description of RSU Plan		The maximum number of common shares made available for issuance pursuant to the RSU Plan shall not exceed 5% of common shares issued and outstanding and shall not exceed 10% of the common shares issued and outstanding less any common shares reserved for issuance under all other share compensation arrangements.
Number of other equity instruments granted | Share		750,000		525,000		410,000
Fair value of unit granted		$ 92,837		$ 61,574		$ 123,000
Description of unit vesting period		The RSUs granted in 2024 vest as follows: 66.66% immediately, 16.67% one year after grant, and 16.67% the second year after grant. The RSUs granted in 2023 and 2022 vest as follows: 33% one year after grant and 33% every year thereafter.
RSUs repurchased | Share		251,667		130,850		117,500
Repurchase of RSUs		$ (38,655)		$ (66,073)		$ (81,075)
Payments for repurchase of RSUs		32,625		25,288		35,269
Weighted average share price | $ / shares	$ 0.13		$ 0.19		$ 0.3
Gain on repurchase of RSU's		$ 6,030		$ 40,785		$ 45,806
RSU liability							$ 18,729
Units outstanding | Share					645,000	645,000	541,657	915,814
Value per unit outstanding | $ / shares	$ 0.13		$ 0.15
Deferred share units [Member]
Description of DSU Plan		Pursuant to the DSU Plan, non-employee directors may elect to receive deferred share units ("DSUs") in lieu of a cash payment of up to 50% of their annual base compensation determined by the Board. The maximum number of common shares made available for issuance pursuant to the DSU Plan shall not exceed 2% of the common shares issued and outstanding and shall not exceed 10% of the common shares issued and outstanding less any common shares reserved for issuance under all other share compensation agreements.
Events after reporting period [Member]
Number of share options exercisable | Share		200,000
Exercise price of options expired | $ / shares		$ 0.76